SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Narrative) (Details) (USD $) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Employee retention credits amount	$ 2,966
Reduction In cost of revenues	1,679
Reduction in operating expenses	$ 1,287
Amount receivable from united states government related to Cares Act		$ 952	$ 952
U S Based Bank [Member] | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of credit historic amount		$ 12,000